Warrant and Option Issuances	6 Months Ended
Jun. 30, 2014
Warrant And Option Issuances
Warrant and Option Issuances	Note 5: Warrant and Option Issuances There was no warrant or option issuances during the three months ended June 30, 2014, nor are there any options or warrants outstanding at June 30, 2014.